PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Producing		Machinery		Other right
	mineral		and	Other	of use	Construction
	property	Buildings	equipment	assets	assets	in progress	Total
Cost
At January 1, 2023	$115,753	$72,008	$52,345	$2,620	$4,160	$—	$246,886
Additions	12,705	141	2,305	823	484	4,881	21,339
Change in site closure provision (note 17)	(559)	(927)	(593)	—	—	—	(2,079)
Derecognition	—	—	—	—	(117)	—	(117)
Due to changes in exchange rates	—	—	(5)	7	22	—	24
At December 31, 2023	127,899	71,222	54,052	3,450	4,549	4,881	266,053
Additions	13,318	11	220	20	1,590	15,859	31,018
Transfers	—	12,244	2,924	231	—	(15,399)	—
Change in site closure provision (note 17)	1,244	—	—	—	—	—	1,244
Derecognition	—	—	—	—	(586)	—	(586)
Due to changes in exchange rates	—	—	—	(21)	(78)	—	(99)
Disposals	—	—	(253)	(145)	(2,240)	—	(2,638)
At December 31, 2024	$142,461	$83,477	$56,943	$3,535	$3,235	$5,341	$294,992

Accumulated depreciation
At January 1, 2023	$9,641	$6,286	$4,891	$705	$947	$—	$22,470
Depletion and depreciation	13,844	9,610	6,789	563	1,115	—	31,921
Derecognition	—	—	(5)	—	(52)	—	(57)
At December 31, 2023	23,485	15,896	11,675	1,268	2,010	—	54,334
Disposals	—	—	(253)	(145)	(2,240)	—	(2,638)
Depletion and depreciation	20,338	10,699	7,717	663	1,294	—	40,711
At December 31, 2024	$43,823	$26,595	$19,139	$1,786	$1,064	$—	$92,407

Net book value
At December 31, 2023	$104,414	$55,326	$42,377	$2,182	$2,539	$4,881	$211,719
At December 31, 2024	$98,638	$56,882	$37,804	$1,749	$2,171	$5,341	$202,585